(Commonwealth Annuity and Life Insurance Company letterhead)

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210

Southborough, MA 01772

VIA EDGAR

May 5, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-4644

RE:                           Commonwealth Annuity Life Insurance Company

Registration Statement Filed on Form N-4

Separate Account KG (Scudder Gateway Plus) File Nos. 333-81019/811-7767

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional information being used in connection with the “Scudder Gateway Plus” that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 20 for the Separate Account KG as filed electronically with the Commission on April 30, 2015 (Accession No. 0001104659-15-032458).

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 460-2438.

Sincerely,

/s/ Sheila B. St. Hilaire

Sheila B. St. Hilaire
Vice President, Assistant General Counsel and Assistant Corporate Secretary

Scudder Plus